Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Class A Ordinary Shares		Class B Ordinary Shares		Treasury shares		Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive comprehensive loss	Total Company’s shareholders’ equity/(deficit)	Non- controlling interests	Total
Balance at Dec. 31, 2020		$ 3		$ 5				$ 75,497	$ (69,190)	$ (3,336)	$ 2,979	$ 46,492	$ 49,471
Balance (in Shares) at Dec. 31, 2020		31,971,435	[1]	49,628,565
Repurchase of non-controlling interests								(236)			(236)	(948)	(1,184)
Net (loss)/profit									(23,721)		(23,721)	5,631	(18,090)
Dividend paid to noncontrolling shareholders												(6,620)	(6,620)
Share-based compensation								(157)			(157)	2,136	1,979
Foreign currency translation										(301)	(301)	1,208	907
Balance at Dec. 31, 2021		$ 3		$ 5				75,104	(92,911)	(3,637)	(21,436)	47,899	26,463
Balance (in Shares) at Dec. 31, 2021		31,971,435	[1]	49,628,565
Repurchase of non-controlling interests								(276)			(276)	(234)	(510)
Disposal of Shengda Group								21,059			21,059	2,163	23,222
Net (loss)/profit									(6,669)		(6,669)	(5,230)	(11,899)
Offering costs in the Business Combination													(234)
Share-based compensation								(123)			(123)	2,033	1,910
Foreign currency translation										2,161	2,161	(4,571)	(2,410)
Balance at Dec. 31, 2022		$ 3		$ 5				95,764	(99,580)	(1,476)	(5,284)	42,060	36,776
Balance (in Shares) at Dec. 31, 2022		31,971,435	[1]	49,628,565
Net (loss)/profit									(26,912)		(26,912)	9,333	(17,579)
Adoption of ASC326									(232)		(232)	(264)	(496)
Reverse recapitalization	[2]							(2,506)			(2,506)		(2,506)
Reverse recapitalization (in Shares)	[2]	1,873,010	[1]
Conversion of Public Rights	[2]
Conversion of Public Rights (in Shares)	[2]	610,000	[1]
Equity financing through Private Placement	[2]							21,736			21,736		21,736
Equity financing through Private Placement (in Shares)	[2]	2,173,657	[1]
Issuance of ordinary shares, net of offering costs	[2]							18,467			18,468		18,468
Issuance of ordinary shares, net of offering costs (in Shares)	[2]	3,255,988	[1]
Offering costs in the Business Combination								(910)			(910)		(910)
Issuance of GEM Warrants								1,818			1,818		1,818
Exercise of warrants	[2]							2,213			2,213		$ 2,213
Exercise of warrants (in Shares)		192,403	[1],[2]		[2]		[2]						2,839,951
Shares repurchase								(2,000)			(2,000)		$ (2,000)
Shares repurchase (in Shares)						(200,000)							(3,850,857)
Share-based compensation								9,578			9,578	2,029	$ 11,607
Foreign currency translation										109	109	(1,246)	(1,137)
Balance at Dec. 31, 2023		$ 4		$ 5				$ 144,160	$ (126,724)	$ (1,367)	$ 16,078	$ 51,912	$ 67,990
Balance (in Shares) at Dec. 31, 2023		40,076,493	[1]	49,628,565		(200,000)

[1]	Shares are related to the reverse recapitalization on May 17, 2023 for the business combination and presented on a retroactive basis to reflect the reverse recapitalization.
[2]	The amounts of Class A Ordinary Shares were less than one thousand dollars.